Trade Payables and Accrued Liabilities	9 Months Ended
Sep. 30, 2018
Trade and other current payables [abstract]
Trade Payables and Accrued Liabilities
7.	TRADE PAYABLES AND ACCRUED LIABILITIES

	September 30, 2018	December 31, 2017
Trade payables	1,256	813
Amounts due to related parties (Note 9)	1	42
Accrued liabilities	371	114
	1,628	969